Exhibit 99.1

Drive Auto Receivables Trust 2017-1

Class A-1 1.35000% Asset Backed Notes

Class A-2-A 1.67% Asset Backed Notes

Class A-2-B LIBOR + 0.34% Asset Backed Notes

Class A-3 1.86% Asset Backed Notes

Class B 2.36% Asset Backed Notes

Class C 2.84% Asset Backed Notes

Class D 3.84% Asset Backed Notes

Class E 5.17% Asset Backed Notes

Servicer’s Certificate

This Servicer’s Certificate has been prepared pursuant to Section 4.6 of the Sale and Servicing Agreement among Drive Auto Receivables Trust 2017-1, as Issuer, Santander Consumer USA Inc., as Servicer, Santander Drive Auto Receivables LLC, as Seller, and Wilmington Trust, National Association as Indenture Trustee, dated as of June 28, 2017. Defined terms have the meanings assigned to them in the Sale and Servicing Agreement or in other Transaction Documents.

Collection Period Beginning:	04/01/2021
Collection Period Ending:	04/30/2021
Previous Payment Date/Close Date:	04/15/2021
Payment Date	05/17/2021
Days of Interest for Period:	32
Days in Collection Period:	30
Months Seasoned:	47

				Original
Purchases	Units	Cut-off Date	Closing Date	Pool Balance
Initial Purchase	80,636	05/31/2017	06/28/2017	1,382,670,256.53

Total	80,636			1,382,670,256.53

I. PRINCIPAL BALANCE CALCULATION

{1} Beginning of period aggregate Principal Balance												{1}	194,347,673.66

Monthly principal amounts
{2} Payments Received											{2}	9,530,485.49
{3} Repurchased Receivables											{3}	—
{4} Defaulted Receivables											{4}	2,282,737.85
{5} Cram Down Losses and Other Principal Adjustments											{5}	(33,781.85)
{6} Other Receivables adjustments											{6}	—

{7} Total Principal distributable amount												{7}	11,779,441.49

{8} End of period aggregate Principal Balance												{8}	182,568,232.17

{9} Pool Factor												{9}	0.132040

II. NOTE BALANCE CALCULATION

					Class A-1	Class A-2-A	Class A-2-B	Class A-3	Class B	Class C	Class D	Class E	Total
{10} Original Note Balance				{10}	141,000,000.00	170,000,000.00	70,000,000.00	111,920,000.00	159,000,000.00	207,400,000.00	187,360,000.00	63,600,000.00	1,110,280,000.00

{11} Beginning of period Note Balance				{11}	—	—	—	—	—	—	37,487,919.80	63,600,000.00	101,087,919.80
{12} First Allocation of Principal				{12}	—	—	—	—	—	—	—	—	—
{13} Second Allocation of Principal				{13}	—	—	—	—	—	—	—	—	—
{14} Third Allocation of Principal				{14}	—	—	—	—	—	—	—	—	—
{15} Fourth Allocation of Principal				{15}	—	—	—	—	—	—	—	—	—
{16} Fifth Allocation of Principal				{16}	—	—	—	—	—	—	—	—	—
{17} Regular Allocation of Principal				{17}	—	—	—	—	—	—	8,222,050.16	—	8,222,050.16
{18} Optional Purchase payment amount				{18}	—	—	—	—	—	—	—	—	—
{19} End of period Note Balance				{19}	—	—	—	—	—	—	29,265,869.64	63,600,000.00	92,865,869.64
{20} Note Pool Factors				{20}	—	—	—	—	—	—	0.156201	1.000000	0.083642
{21} Principal payment per $1,000				{21}	—	—	—	—	—	—	43.88	—	7.41

III. RECONCILIATION OF COLLECTION ACCOUNT

Available Funds
{22} Principal Payments Received											{22}	9,530,485.49
{23} Liquidation Proceeds											{23}	2,170,688.08
{24} Principal on Repurchased Receivables											{24}	181,443.42
{25} Interest on Repurchased Receivables											{25}	22,237.51
{26} Interest collected on Receivables											{26}	2,993,028.09
{27} Other amounts received											{27}	39,911.28
{28} Optional Purchase Price											{28}	—
{29} Reserve Account Excess Amount											{29}	—
{30} Reserve Account Draw Amount											{30}	—

{31} Total Available Funds												{31}	14,937,793.87

Distributions
{32} Indenture Trustee Fee											{32}	—
{33} Owner Trustee Fee											{33}	—
{34} Asset Representations Reviewer Fee											{34}	—

Servicing Fee

	Calculated Fee	Carryover Shortfall	Change from prior period	Total
{35}	647,825.57	—	—	647,825.57							{35}	647,825.57

Class A Accrued Note Interest

	Class	Beginning Note Balance	Interest Rate	Days	Days Basis		Calculated Interest
{36}	Class A-1	—	1.35%	32	Actual		—				{36}	—
{37}	Class A-2-A	—	1.67%	30	30 / 360		—				{37}	—
{38}	Class A-2-B	—	0.45463%	32	Actual		—				{38}	—
{39}	Class A-3	—	1.86%	30	30 / 360		—				{39}	—

Class A Accrued Note Interest

	Class	Carryover Shortfall	Change from prior period	Carryover Shortfall per $1,000
{40}	Class A-1	—	—	—							{40}	—
{41}	Class A-2-A	—	—	—							{41}	—
{42}	Class A-2-B	—	—	—							{42}
{43}	Class A-3	—	—	—							{43}	—

{44}	First Allocation of Principal										{44}	—

Class B Accrued Note Interest

	Class	Beginning Note Balance	Interest Rate	Days	Days Basis		Calculated Interest
{45}	Class B	—	2.36%	30	30 / 360		—				{45}	—

Class B Accrued Note Interest

	Class	Carryover Shortfall	Change from prior period	Carryover Shortfall per $1,000
{46}	Class B	—	—	—							{46}	—

{47} Second Allocation of Principal											{47}	—

Class C Accrued Note Interest

	Class	Beginning Note Balance	Interest Rate	Days	Days Basis		Calculated Interest
{48}	Class C	—	2.84%	30	30 / 360		—				{48}	—

Class C Accrued Note Interest

	Class	Carryover Shortfall	Change from prior period	Carryover Shortfall per $1,000
{49}	Class C	—	—	—							{49}	—

{50}	Third Allocation of Principal										{50}	—

Class D Accrued Note Interest

	Class	Beginning Note Balance	Interest Rate	Days	Days Basis		Calculated Interest
{51}	Class D	37,487,919.80	3.84%	30	30 / 360		119,961.34				{51}	119,961.34

Class D Accrued Note Interest

	Class	Carryover Shortfall	Change from prior period	Carryover Shortfall per $1,000
{52}	Class D	—	—	—							{52}	—

{53}	Fourth Allocation of Principal										{53}	—

Class E Accrued Note Interest

	Class	Beginning Note Balance	Interest Rate	Days	Days Basis		Calculated Interest
{54}	Class E	63,600,000.00	5.17%	30	30 / 360		274,010.00				{54}	274,010.00

Class E Accrued Note Interest

	Class	Carryover Shortfall	Change from prior period	Carryover Shortfall per $1,000
{55}	Class E	—	—	—							{55}	—

{56} Fifth Allocation of Principal			{56}	—

{57} Reserve Account deposit			{57}	—
{58} Regular Allocation of Principal			{58}	8,222,050.16
{59} Optional Purchase Amount			{59}	—
{60} Distribution to residual interest holder			{60}	5,673,946.80

{61} Total Distribution Amount				{61}	14,937,793.87

IV. RECONCILIATION OF RESERVE ACCOUNT

{62} Beginning of period Reserve Account balance	{62}	13,826,702.57
{63} Deposit to Reserve Account	{63}	—
{64} Release from Reserve Account	{64}	—

{65} End of period Reserve Account balance				{65}	13,826,702.57

{66} Specified Reserve Account Balance (1.00% of the Pool Balance as of the Cut-Off Date)				{66}	13,826,702.57
{67} Change in Reserve Account balance from prior period				{67}	—

V. OVERCOLLATERALIZATION

{68} Targeted Overcollateralization				{68}	89,702,362.53
{i} 30.20% of the Pool Balance of the last day of the related Collection Period PLUS:			{i}	55,135,606.12
{ii} 2.50% of the Pool Balance as of the Cut-off Date			{ii}	34,566,756.41

{69} Cumulative Net Loss Trigger				{69}	No
{70} Targeted Overcollateralization Amount in the event of a Cumulative Net Loss Trigger:				{70}	107,959,185.74
{i} 40.20% of the Pool Balance as of the last day of the related Collection Period PLUS:			{i}	73,392,429.33
{ii} 2.50% of the Pool Balance as of the Cut-off Date			{ii}	34,566,756.41

{71} End of period Principal Balance of the Receivables			{71}	182,568,232.17
{72} End of period Note Balance			{72}	92,865,869.64
{73} Overcollateralization amount at the end of the Collection Period				{73}	89,702,362.53
{74} Overcollateralization % at the end of the Collection Period				{74}	49.13%

VI. STATISTICAL DATA

			Original	Previous	Current
{75} Principal Balance of the Receivables		{75}	1,382,670,256.53	194,347,673.66	182,568,232.17
{76} Weighted average coupon of the Receivables		{76}	19.14%	18.75%	18.78%
{77} Weighted average original term of the Receivables		{77}	69.95	71.11	71.16
{78} Weighted average remaining term of the Receivables		{78}	67.40	28.60	27.74
{79} Number of Receivables		{79}	80,636	20,146	19,280

VII. DELINQUENCY

			Units	Dollars	Percentage
Receivables with Scheduled Payment Delinquent
{80} 31-60 days		{80}	1,391	16,079,901.97	8.81%
{81} 61-90 days		{81}	411	4,843,691.87	2.65%
{82} 91-120 days		{82}	178	1,838,521.45	1.01%
{83} 121 + days delinquent		{83}	—	—	0.00%
{84} Total		{84}	1,980	22,762,115.29	12.47%

{85} Aggregate Principal Balance of 60 Day Delinquent Receivables (all Receivables that are 60 or more days delinquent as of End of Collection Period)				{85}	8,256,315.13
{86} Delinquency Percentage as of the End of the Collection Period				{86}	4.52%
{87} Delinquency Trigger				{87}	35.00%
{88} Delinquency Trigger Occurred				{88}	No

VIII. REPOSSESSION INVENTORY

				Units	Dollars
{89} Beginning of period Repossessed Inventory			{89}	309	4,023,392.66
{90} Vehicles Repossessed in current period			{90}	197	2,450,333.88
{91} Repossessed vehicles sold in current period			{91}	227	2,936,130.78
{92} Repossessed vehicles reinstated in current period			{92}	39	413,296.48
{93} Repossessed vehicle adjustment in current period			{93}	(1)	(8,361.29)
{94} End of period Repossessed Inventory			{94}	239	3,115,937.99

IX. CUMULATIVE NET LOSS RATIO

				Units (a)	Dollars (a)
{95} Receivables becoming Defaulted Receivables during period			{95}	203	2,282,737.85
{96} Cram Down Losses occurring during period			{96}	12	(33,781.85)
{97} Liquidation Proceeds collected during period			{97}	1,509	2,170,688.08
{98} Net losses during period			{98}		78,267.92
(a) Unit count represents # of instances in period per line item

			Net Loss for Period	Avg. Portfolio Balance (b)	Net Loss Ratio (c)
{99} Current Period Net Loss Ratio		{99}	78,267.92	188,457,952.92	0.04%

{100} Prior Period Net Loss Ratio		{100}	387,375.02	201,227,419.20	0.19%
{101} Second Prior Period Net Loss Ratio		{101}	1,357,177.91	213,204,978.98	0.64%
{102} Third Prior Period Net Loss Ratio		{102}	1,765,330.85	224,446,227.32	0.79%
{103} Rolling 3 prior month average Net Loss Ratio		{103}			0.54%
(b) Average Portfolio Balance calculated using (Beginning of Period Aggregate Balance + End of Period Aggregate Balance)/2
(c) Net Loss Ratio calculated using Net Loss for Period/Average Portfolio Balance for Period

{104} Cumulative Net losses since Cut-off Date (beginning of period)				{104}	222,196,870.53
{105} Net losses during period				{105}	78,267.92
{106} Other Adjustments				{106}	(181,443.42)
{107} Cumulative Net losses since Cut-off Date (end of period)				{107}	222,093,695.03

{108} Cumulative Net Loss Ratio (Net losses since the Cut-off Date / Pool Balance as of the Cut-off Date)				{108}	16.06%

X. CREDIT RISK RETENTION

On the Closing Date, Santander Consumer or another wholly-owned special purpose subsidiary of Santander Consumer retained a portion of the aggregate Percentage Interests of the Certificates (a) in order to satisfy the obligations of Santander Consumer under the SEC’s credit risk retention rules 17 C.F.R. Part 246 (“Regulation RR”) and (b) in order to enable compliance by affected institutional investors with the requirements of (i) Article 405(1) of Regulation (EU) No. 575/2013 of the European Parliament and of the Council of 26 June 2013, as supplemented by Commission Delegated Regulation (EU) No. 625/2014; (ii) Article 51(1) of the Commission Delegated Regulation (EU) No. 231/2013 and (iii) Article 254(2) of the Commission Delegated Regulation (EU No. 2015/35), each as in effect as of the Closing Date, together with any guidance published in relation thereto including any regulatory and/or implementing technical standards in effect as of the Closing Date (collectively, the “EU Retention Rules”). The portion of the Certificates being retained to satisfy the requirements of Regulation RR and the EU Retention Rules is referred to herein as the “Retained Interest.” As of the last day of the period covered by this report the depositor or another wholly-owned special purpose subsidiary of Santander Consumer continues to retain the Retained Interest in accordance with Regulation RR and Santander Consumer continues to hold indirectly the Retained Interest for purposes of the EU Retention Rules.

The depositor and its affiliates pledge retained securities as collateral for loans, repurchase agreements or other financing transactions from time to time. However, Santander Consumer has not transferred or hedged the Retained Interest except as permitted under Regulation RR and the EU Retention Rules.

Santander Consumer has not changed the manner in which it retains the Retained Interest, except in accordance with Regulation RR and the EU Retention Rules.

There was no material change in Santander Consumer’s, or an affiliate of Santander Consumer’s, interest in any securities issued by the issuer resulting from the purchase, sale or other acquisition or disposition of securities between the Closing Date and the last day of the period covered by this report.

No assets securitized by Santander Consumer USA Inc. (the “Securitizer”) and held by Drive Auto Receivables Trust 2017-1 were the subject of a demand to repurchase or replace for breach of the representations and warranties during the monthly distribution period from April 1, 2021 to April 30, 2021. Please refer to the Form ABS-15G filed by the Securitizer on January 27, 2021 for additional information. The CIK number of the Securitizer is 0001540151.

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this monthly Statement to Noteholders as dated below.

Santander Consumer USA Inc., as Servicer

By:	/s/ Jason Micheletto
Name:	Jason Micheletto
Title:	Vice President, Corporate Treasury Reporting
Date:	May 11, 2021

Drive Auto Receivables Trust (DRIVE)

Customer Extensions

Collection Period Ending: April 30, 2021

	End of period aggregate	Beginning Number of	End of period aggregate Principal Balance of	Number of	Extension
Transaction Name	Principal Balance	Receivables	Extended Loans	Extended Loans	Rate (1)
DRIVE 2017-1	182,568,232.17	20,146	2,081,364.20	160	1.14%
DRIVE 2017-2	168,937,714.26	16,193	2,120,754.57	146	1.26%
DRIVE 2017-3	238,467,634.46	23,241	3,075,457.54	206	1.29%
DRIVE 2018-1	226,310,378.92	19,571	2,801,563.55	181	1.24%
DRIVE 2018-2	387,964,789.30	30,961	5,095,715.15	307	1.31%
DRIVE 2018-3	414,049,273.85	30,178	5,689,917.73	319	1.37%
DRIVE 2018-4	421,327,001.82	29,512	6,239,407.65	325	1.48%
DRIVE 2018-5	395,045,949.82	26,790	5,620,354.96	294	1.42%
DRIVE 2019-1	417,698,489.31	28,467	6,149,575.52	320	1.47%
DRIVE 2019-2	483,905,598.71	30,841	7,024,054.26	362	1.45%
DRIVE 2019-3	683,212,499.48	42,333	8,386,859.10	402	1.23%
DRIVE 2019-4	728,755,542.55	46,487	10,196,700.21	493	1.40%
DRIVE 2020-1	773,740,111.80	45,619	11,814,409.45	552	1.53%
DRIVE 2020-2	893,233,985.76	53,531	9,065,228.45	439	1.01%
DRIVE 2021-1	1,892,754,847.43	97,002	6,440,854.73	305	0.34%

(1)	End of period aggregate Principal Balance of Extended Loans as a percentage of End of period aggregate Principal Balance